13F-HR
13-F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 2010

Check here if Amendment  [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement
                                    [  ] adds new holdings entries

Institutional Investment Manager Filing this
Report:

Name:       Belden and Associates
Address:    650 California Street, 24th Floor
            San Francisco, CA  94108

13F File Number:  028-11565

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:             Louis deK. Belden
Title:            President
Phone:            415-677-1400
Signature, Place and Date of Signing:
Louis deK. Belden San Francisco, CA     December 31, 2010

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES AND EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:     43

Form 13F Information Table Value Total: $71,736

List of Other Included Managers:

                         TITLE               VALUE         SHARES    SH/    PU/    INVSTMT    OTHER        VOTING AUTHORITY
NAME OF ISSUER          OF CLASS    CUSIP   (X$1000)       PRN AMT   PRN    CALL   DISCRETN   MANAGERS   SOLE      SHARED  OTHER
ADVANCE AUTO PARTS         CO    00751y10    848            12,825    SH             SOLE                0         0       12825
AFLAC INC                  CO    00105510    1,333          23,631    SH             SOLE                0         0       23631

AIR PRODUCTS AND           CO    00915810    1,197          13,161    SH             SOLE                0         0       13161

AUTOMATIC DATA             CO    05301510    1,631          35,242    SH             SOLE                0         0       35242
BANK OF NEW YORK           CO    06405810    739            24,475    SH             SOLE                0         0       24475

BECTON DICKINSON           CO    07588710    2,251          26,638    SH             SOLE                0         0       26638

BEST BUY INC               CO    08651610    946            27,593    SH             SOLE                0         0       27593
BOEING COMPANY             CO    09702310    1,689          25,875    SH             SOLE                0         0       25875

BP PLC ADR                 CO    05562210    724            16,396    SH             SOLE                0         0       16396

BRISTOL-MYERS              CO    11012210    1,251          47,236    SH             SOLE                0         0       47236
CHEVRON CORP               CO    16676410    3,581          39,245    SH             SOLE                0         0       39245

CORNING INC                CO    21935010    879            45,475    SH             SOLE                0         0       45475

COSTCO WHOLESALE           CO    22160k10    1,516          21,000    SH             SOLE                0         0       21000
DIONEX INC                 CO    25454610    1,372          11,624    SH             SOLE                0         0       11624

EMERSON ELECTRIC           CO    29101110    3,311          57,907    SH             SOLE                0         0       57907

EXPEDITORS                 CO    30213010    806            14,760    SH             SOLE                0         0       14760
EXXON MOBIL                CO    30231g10    4,158          56,864    SH             SOLE                0         0       56864

FEDEX CORP                 CO    31428x10    1,546          16,625    SH             SOLE                0         0       16625

GENERAL ELECTRIC           CO    36960410    3,534          193,194   SH             SOLE                0         0       193194
HEWLETT PACKARD            CO    42823610    2,359          56,031    SH             SOLE                0         0       56031

HOME DEPOT                 CO    43707610    773            22,060    SH             SOLE                0         0       22060

ILLINOIS TOOL              CO    45230810    1,557          29,160    SH             SOLE                0         0       29160
INTEL CORP                 CO    45814010    488            23,202    SH             SOLE                0         0       23202

INTERNATIONAL              CO    45920010    3,916          26,683    SH             SOLE                0         0       26683

J CREW GROUP INC           CO    46612h40    491            11,380    SH             SOLE                0         0       11380
JACOBS                     CO    46981410    483            10,540    SH             SOLE                0         0       10540

JOHNSON AND                CO    47816010    3,912          63,242    SH             SOLE                0         0       63242

JPMORGAN CHASE             CO    46625h10    579            13,638    SH             SOLE                0         0       13638
MERCK & COMPANY            CO    58933110    413            11,452    SH             SOLE                0         0       11452

MICROSOFT CORP             CO    59491810    1,632          58,485    SH             SOLE                0         0       58485

NESTLE S A ADR             CO    64106940    1,415          24,087    SH             SOLE                0         0       24087
NOKIA CORP ADR             CO    65490220    254            24,650    SH             SOLE                0         0       24650

NOVARTIS ADS               CO    66987v109   1,429          24,237    SH             SOLE                0         0       24237
PFIZER INC                 CO    71708110    2,559          146,140   SH             SOLE                0         0       146140

PROCTER & GAMBLE           CO    74271810    3,834          59,596    SH             SOLE                0         0       59596
ROCHE HOLDING ADR          CO    77119510    1,554          42,400    SH             SOLE                0         0       42400

STRYKER CORP               CO    86366710    1,153          21,475    SH             SOLE                0         0       21475

SYSCO CORP                 CO    87182910    1,460          49,655    SH             SOLE                0         0       49655
UNITED TECHNOLOGIES        CO    91301710    1,778          22,590    SH             SOLE                0         0       22590

UNITEDHEALTH               CO    91324p10    379            10,495    SH             SOLE                0         0       10495

WALGREEN                   CO    93142210    2,998          76,956    SH             SOLE                0         0       76956
WELLPOINT INC              CO    94973v107   690            12,135    SH             SOLE                0         0       12135

YUM BRANDS                 CO    98849810    2,318          47,265    SH             SOLE                0         0       47265
